Submission	Jan. 14, 2026
Submission [Line Items]
Central Index Key	0001825570
Registrant Name	Patria Investments Ltd
Registration File Number	333-275787
Form Type	F-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A